                              ARTISAN FUNDS, INC.
                      SUPPLEMENT DATED SEPTEMBER 27, 2004
          TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)
                            DATED JANUARY 30, 2004

                            ARTISAN SMALL CAP FUND

Effective September 27, 2004, Artisan Small Cap Fund is co-managed by Carlene Murphy Ziegler, CFA, Marina T. Carlson, CFA and Craigh A. Cepukenas, CFA.

The following paragraph is inserted after the first paragraph on page 28 of the Artisan Funds' Investor Shares prospectus:

   Mr. Cepukenas joined Artisan Partners in October 1995 as an analyst working on Artisan Partners' small cap growth strategy, including the Fund. He has been Portfolio Co-Manager of Artisan Small Cap Fund since September 2004. Mr. Cepukenas holds a B.S. in Economics from University of Wisconsin - Madison and an M.B.A from the University of Chicago Graduate School of Business.

              WHO IS ELIGIBLE TO INVEST IN A CLOSED ARTISAN FUND?

The following paragraph replaces the second full paragraph on page 32 of the Artisan Funds' Investor Shares prospectus:

   In order to further limit the growth of assets of Artisan International Small Cap Fund, Artisan Mid Cap Fund (effective January 24, 2005) and Artisan Small Cap Value Fund, those Funds will not accept most new accounts for employee benefit plans (including 401(k) and other types of defined contribution plans) that expect to have increasing assets over time, even if the plan would be eligible to open a new account under the guidelines set out above.

                 REVISING MARKET CAPITALIZATION GUIDELINE FOR
                          ARTISAN MID CAP VALUE FUND

Effective September 27, 2004, the lower market capitalization limit for companies in which Artisan Mid Cap Value Fund may invest changed from $1.2 billion to $1.5 billion. Effective September 27, 2004, the following sentences replace the last two sentences of the first paragraph after the last bullet point on page 11 of the Artisan Funds' Investor Shares prospectus:

   The Fund defines a medium-sized company as one with a market capitalization between $1.5 billion and $10 billion. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a stock even if the company grows beyond the $10 billion capitalization level or falls below the $1.5 billion capitalization level.

                 REVISING MARKET CAPITALIZATION GUIDELINE FOR
                            ARTISAN SMALL CAP FUND

Effective May 19, 2004, the upper market capitalization limit for companies in which Artisan Small Cap Fund may invest changed from $1 billion to $1.5 billion and the Fund's undertaking to maintain a weighted average market capitalization below $1 billion was eliminated.

The following sentence replaces the first sentence of the first paragraph under "Security Selection" on page 12 of the Artisan Funds' Investor Shares prospectus:

   As a first step in the security selection process, Artisan applies quantitative assessments to companies with market capitalizations between $200 million and $1.5 billion to identify companies meeting Artisan's standards for earnings growth and sustainable growth prospects, positive cash flow, and trading liquidity.

The following paragraph replaces the first paragraph under "Portfolio Construction" on page 13 of the Artisan Funds' Investor Shares prospectus:

   The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of small companies with market capitalizations of less than $1.5 billion. The Fund is broadly diversified across industries and sectors with a goal of having some participation in almost every area of the market in which potential investments meet Artisan's basic growth criteria, without extraordinary concentration in any single sector. The Fund typically holds between 60 and 85 stocks, with initial positions averaging between 1% and 2% of the Fund. The weighting of any individual position reflects Artisan's assessment of the stock's current risk/reward potential, but generally does not exceed 3%.

                 REVISING MARKET CAPITALIZATION GUIDELINE FOR
                         ARTISAN SMALL CAP VALUE FUND

Effective September 27, 2004, the upper market capitalization limit for companies in which Artisan Small Cap Value Fund may invest changed from $1.2 billion to $1.5 billion. Effective September 27, 2004, the following paragraph replaces the first paragraph after the last bullet point on page 15 of the Artisan Funds' Investor Shares prospectus:

   The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of small companies with market capitalizations less than $1.5 billion. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a stock even if the company grows beyond the $1.5 billion capitalization level.

                         IMPOSING A REDEMPTION FEE ON
                          ARTISAN INTERNATIONAL FUND

Effective May 1, 2004, Artisan International Fund imposed a short-term trading fee on redemptions of Investor Shares held for 90 days or less. Portions of the Investor Shares prospectus are amended to read as described below.

The following sentences replace the last sentence of the first paragraph on the inside front cover page of the Artisan Funds' Investor Shares prospectus:

   However, you bear your share of annual fund operating expenses (including the investment management fee) which are deducted from Fund assets, and you may incur a 2% redemption fee if you redeem or exchange shares you have held 90 days or less from Artisan International Fund, Artisan International Small Cap Fund or Artisan International Value Fund. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.

The following table and footnote 1 replace the "Shareholder Fees" table and footnote 1 on page 24 of the Artisan Funds' Investor Shares prospectus:

SHAREHOLDER FEES (fees paid directly from your investment):

Fees                         Int'l   Int'l Small Cap Int'l Value Mid Cap Mid Cap Value Small Cap Small Cap Value
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases          None        None          None      None       None        None         None
Exchange Fee                None/1/     None/1/       None/1/     None       None        None         None
Redemption Fee              2.00%/1/    2.00%/1/      2.00%/1/    None       None        None         None
----------------------------------------------------------------------------------------------------------------

/1/ArtisanInternational Fund, Artisan International Small Cap Fund and Artisan
          International Value Fund will charge you a 2.00% redemption fee when you sell or exchange shares owned for 90 days or less. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less. For more information about the redemption fee, see "Shareholder & Account Procedures - Redemptions (Selling Shares)."

The following sentences replace the second to the last sentence of the first paragraph under the caption "AUTHORIZED AGENTS" on page 46 of the Artisan Funds' Investor Shares prospectus:

   If you buy or redeem shares through an authorized agent, you will pay or receive the Fund's NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent and, if applicable, the 2% redemption fee imposed by Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.

The following paragraph replaces the last paragraph under the caption "AUTHORIZED AGENTS" on page 46 of the Artisan Funds' Investor Shares prospectus:

   Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund shares held for 90 days or less, for any account held through an authorized agent.

The following paragraph replaces the third bullet point under the caption "REDEMPTIONS (SELLING SHARES)" on page 47 of the Artisan Funds' Investor Shares prospectus:

  . If you redeem or exchange shares of Artisan International Small Cap Fund or Artisan International Value Fund that you have held 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less. The redemption fee will be deducted from your redemption proceeds and retained by the Fund. Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund reserve the right to waive or reduce the 2% redemption fee under certain circumstances deemed appropriate by the Fund. The Funds currently waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or intermediaries. The redemption fee does not apply to redemptions of shares purchased through reinvestment of dividends and distributions. Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund also will not impose the redemption fee on redemptions initiated by that Fund. Waivers of the redemption fee are reported to the board of directors of Artisan Funds.

The following paragraph replaces the second bullet point under "SHAREHOLDER & ACCOUNT PROCEDURES (CONTINUED)" on page 48 of the Artisan Funds' Investor Shares prospectus:

  . If you place a redemption order through an authorized agent, your redemption proceeds will reflect the NAV per share next computed after the agent's receipt of your order, less any redemption fees imposed by the agent and the 2% redemption fee imposed by Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund on shares held 90 days or less (if applicable). Each Fund reserves the right to waive or reduce the 2% redemption fee on Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund shares held for 90 days or less.

The following paragraph replaces the second to the last bullet point under the caption "TELEPHONE EXCHANGE PLAN" on page 52 of the Artisan Funds' Investor Shares prospectus:

  . Artisan International Small Cap Fund and Artisan International Value Fund will charge you a 2% redemption fee on exchanges of shares owned for 90 days or less. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.


Case Label #531702                                              9/27/04 - A4132

                               ARTISAN FUNDS, INC.
                       SUPPLEMENT DATED SEPTEMBER 27, 2004
         TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Institutional Shares)
                             DATED JANUARY 30, 2004

               WHO IS ELIGIBLE TO INVEST IN A CLOSED ARTISAN FUND?

The following paragraph is inserted after the last bullet point on page 12 of the Artisan Funds' Institutional Shares prospectus:

     Effective January 24, 2005, in order to further limit the growth of assets of Artisan Mid Cap Fund, the Fund will not accept most new accounts for employee benefit plans (including 401(k) and other types of defined contribution plans) that expect to have increasing assets over time, even if the plan would be eligible to open a new account under the guidelines set out above.

                          IMPOSING A REDEMPTION FEE ON
                           ARTISAN INTERNATIONAL FUND

Effective May 1, 2004, Artisan International Fund imposed a short-term trading fee on redemptions of Institutional Shares held for 90 days or less. Portions of the Institutional Shares prospectus are amended to read as described below.

The following sentence replaces the last sentence of the second paragraph on the cover page of the Artisan Funds' Institutional Shares prospectus:

     However, you bear your share of annual fund operating expenses (including the investment management fee) which are deducted from Fund assets and, for Artisan International Fund, you may incur a redemption fee for any redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.

The following table replaces the "Shareholder Fees" table on page 9 of the Artisan Funds' Institutional Shares prospectus:

SHAREHOLDER FEES (fees paid directly from your investment):
--------------------------------------------------------------------------------
Fees                                                     International   Mid Cap
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases              None         None
--------------------------------------------------------------------------------
Exchange Fee                                                  None*        None
--------------------------------------------------------------------------------
Redemption Fee                                               2.00%*        None
--------------------------------------------------------------------------------

* Artisan International Fund will charge you a redemption fee on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held for 90 days or less. For more information about the redemption fee, see "How to Sell (Redeem) Shares."

The following paragraph should be inserted after the third paragraph under the caption "GENERAL REDEMPTION POLICIES" on page 18 of the Artisan Funds' Institutional Shares prospectus:

     Artisan International Fund will charge you a redemption fee on redemptions of shares purchased on or after May 1, 2004 and held 90 days or less. The redemption fee will be deducted from your redemption proceeds and retained by the Fund. Artisan International Fund will waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents and intermediaries. The redemption fee does not apply to shares purchased through reinvestment of dividends and distributions. Artisan International Fund also will not impose the redemption fee on redemptions initiated by the Fund.

Case Label #531703                                         9/27/04 - A4132_vInst